Consolidated Shareholders' Equity - Summary of Number of Shares Used to Compute Diluted Earnings Per Share (Details) - shares shares in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Average number of shares outstanding (in shares)	1,250.3	1,251.7	1,253.6
Adjustment for stock options with dilutive effect (in shares)	0.3	0.4	0.4
Adjustment for restricted shares (in shares)	5.0	6.1	6.1
Average number of shares used to compute diluted earnings per share (in shares)	1,255.6	1,258.2	1,260.1